PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Deductible input VAT	$ 70,961	¥ 494,013	¥ 188,106
Prepaid rental and deposits	21,104	146,920	120,207
Prepayments for materials and advertising fees	5,132	35,730	47,131
Interest receivables	405	2,818	456
Payments in relation to fabricated transactions	142,589	992,673
Others	6,707	46,699	9,610
Prepaid expenses and other current assets, gross	246,898	1,718,853	365,510
Less: allowance for unrecoverable payments in relation to fabricated transactions and prepayments	(8,391)	(58,414)
Prepaid expenses and other current assets, net	$ 238,507	¥ 1,660,439	¥ 365,510